Condensed consolidating financial information for bonds issued (Tables)	6 Months Ended
Jun. 30, 2019
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Statement [LineItems]
Condensed Consolidating Income Statement Information

Condensed consolidating income statement information

For the six months ended 30 June 2019, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Revenue	—	—	—	7,616.0	—	7,616.0
Costs of services	—	—	—	(6,390.2)	—	(6,390.2)
Gross profit	—	—	—	1,225.8	—	1,225.8
General and administrative costs	(8.2)	(79.6)	—	(465.0)	—	(552.8)
Operating profit/(loss)	(8.2)	(79.6)	—	760.8	—	673.0
Share of results of subsidiaries	388.9	597.4	—	—	(986.3)	—
Share of results of associates	—	—	—	8.0	—	8.0
Profit before interest and taxation	380.7	517.8	—	768.8	(986.3)	681.0
Finance and investment income	—	11.8	49.8	167.2	(185.2)	43.6
Finance costs	(68.3)	(139.3)	(57.3)	(109.5)	185.2	(189.2)
Revaluation of financial instruments	—	—	0.2	(57.4)	—	(57.2)
Profit/(loss) before taxation	312.4	390.3	(7.3)	769.1	(986.3)	478.2
Taxation	—	(1.4)	—	(127.4)	—	(128.8)
Profit/(loss) for the period	312.4	388.9	(7.3)	641.7	(986.3)	349.4
Attributable to:
Equity holders of the parent	312.4	388.9	(7.3)	604.7	(986.3)	312.4
Non-controlling interests	—	—	—	37.0	—	37.0
	312.4	388.9	(7.3)	641.7	(986.3)	349.4

For the six months ended 30 June 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Revenue	—	—	—	7,492.7	—	7,492.7
Costs of services	—	—	—	(6,218.7)	—	(6,218.7)
Gross profit	—	—	—	1,274.0	—	1,274.0
General and administrative costs	5.9	(128.7)	—	(309.3)	—	(432.1)
Operating profit/(loss)	5.9	(128.7)	—	964.7	—	841.9
Share of results of subsidiaries	724.6	957.6	—	—	(1,682.2)	—
Share of results of associates	—	—	—	9.4	—	9.4
Profit before interest and taxation	730.5	828.9	—	974.1	(1,682.2)	851.3
Finance and investment income	—	12.5	50.8	138.5	(153.5)	48.3
Finance costs	(58.4)	(116.2)	(48.9)	(64.2)	153.5	(134.2)
Revaluation of financial instruments	0.3	—	(13.6)	94.4	—	81.1
Profit/(loss) before taxation	672.4	725.2	(11.7)	1,142.8	(1,682.2)	846.5
Taxation	—	(0.6)	—	(140.4)	—	(141.0)
Profit/(loss) for the period	672.4	724.6	(11.7)	1,002.4	(1,682.2)	705.5
Attributable to:
Equity holders of the parent	672.4	724.6	(11.7)	969.3	(1,682.2)	672.4
Non-controlling interests	—	—	—	33.1	—	33.1
	672.4	724.6	(11.7)	1,002.4	(1,682.2)	705.5

For the year ended 31 December 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Revenue	—	—	—	15,602.4	—	15,602.4
Costs of services	—	—	—	(12,663.5)	—	(12,663.5)
Gross profit	—	—	—	2,938.9	—	2,938.9
General and administrative costs	10.8	(305.8)	—	(1,212.5)	—	(1,507.5)
Operating profit/(loss)	10.8	(305.8)	—	1,726.4	—	1,431.4
Share of results of subsidiaries	1,179.2	1,710.2	—	—	(2,889.4)	—
Share of results of associates	—	—	—	43.5	—	43.5
Profit before interest and taxation	1,190.0	1,404.4	—	1,769.9	(2,889.4)	1,474.9
Finance and investment income	—	27.8	102.3	300.6	(325.9)	104.8
Finance costs	(127.1)	(248.9)	(103.1)	(136.1)	325.9	(289.3)
Revaluation of financial instruments	—	—	(1.1)	174.0	—	172.9
Profit/(loss) before taxation	1,062.9	1,183.3	(1.9)	2,108.4	(2,889.4)	1,463.3
Taxation	—	(4.1)	—	(319.8)	—	(323.9)
Profit/(loss) for the year	1,062.9	1,179.2	(1.9)	1,788.6	(2,889.4)	1,139.4
Attributable to:
Equity holders of the parent	1,062.9	1,179.2	(1.9)	1,712.1	(2,889.4)	1,062.9
Non-controlling interests	—	—	—	76.5	—	76.5
	1,062.9	1,179.2	(1.9)	1,788.6	(2,889.4)	1,139.4

Condensed Consolidating Statement of Comprehensive Income

Condensed consolidating statement of comprehensive income

For the six months ended 30 June 2019, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Profit/(loss) for the period	312.4	388.9	(7.3)	641.7	(986.3)	349.4
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	84.0	84.0	(0.1)	87.2	(168.0)	87.1
	84.0	84.0	(0.1)	87.2	(168.0)	87.1
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans	—	—	—	—	—	—
Deferred tax on defined benefit pension plans	—	—	—	—	—	—
Movements on equity investments held at fair value through other comprehensive income	(75.7)	(75.7)	—	(75.7)	151.4	(75.7)
	(75.7)	(75.7)	—	(75.7)	151.4	(75.7)
Other comprehensive income/(loss) for the period	8.3	8.3	(0.1)	11.5	(16.6)	11.4
Total comprehensive income/(loss) for the period	320.7	397.2	(7.4)	653.2	(1,002.9)	360.8

Attributable to:
Equity holders of the parent	320.7	397.2	(7.4)	613.1	(1,002.9)	320.7
Non-controlling interests	—	—	—	40.1	—	40.1
	320.7	397.2	(7.4)	653.2	(1,002.9)	360.8

For the six months ended 30 June 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Profit/(loss) for the period	672.4	724.6	(11.7)	1,002.4	(1,682.2)	705.5
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(178.1)	(178.1)	0.4	(177.1)	356.2	(176.7)
	(178.1)	(178.1)	0.4	(177.1)	356.2	(176.7)
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans	—	—	—	—	—	—
Deferred tax on defined benefit pension plans	—	—	—	—	—	—
Movements on equity investments held at fair value through other comprehensive income	(140.5)	(140.5)	—	(140.5)	281.0	(140.5)
	(140.5)	(140.5)	—	(140.5)	281.0	(140.5)
Other comprehensive (loss)/income for the period	(318.6)	(318.6)	0.4	(317.6)	637.2	(317.2)
Total comprehensive income/(loss) for the period	353.8	406.0	(11.3)	684.8	(1,045.0)	388.3

Attributable to:
Equity holders of the parent	353.8	406.0	(11.3)	650.3	(1,045.0)	353.8
Non-controlling interests	—	—	—	34.5	—	34.5
	353.8	406.0	(11.3)	684.8	(1,045.0)	388.3

For the year ended 31 December 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Profit/(loss) for the year	1,062.9	1,179.2	(1.9)	1,788.6	(2,889.4)	1,139.4
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	69.9	69.9	0.6	78.3	(139.8)	78.9
	69.9	69.9	0.6	78.3	(139.8)	78.9
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain on defined benefit pension plans	8.9	8.9	—	8.9	(17.8)	8.9
Deferred tax on defined benefit pension plans	(0.7)	(0.7)	—	(0.7)	1.4	(0.7)
Movements on equity investments held at fair value through other comprehensive income	(247.9)	(247.9)	—	(247.9)	495.8	(247.9)
	(239.7)	(239.7)	—	(239.7)	479.4	(239.7)
Other comprehensive (loss)/income for the year	(169.8)	(169.8)	0.6	(161.4)	339.6	(160.8)
Total comprehensive income/(loss) for the year	893.1	1,009.4	(1.3)	1,627.2	(2,549.8)	978.6

Attributable to:
Equity holders of the parent	893.1	1,009.4	(1.3)	1,541.7	(2,549.8)	893.1
Non-controlling interests	—	—	—	85.5	—	85.5
	893.1	1,009.4	(1.3)	1,627.2	(2,549.8)	978.6

Condensed Consolidating Cash Flow Statement Information

Condensed consolidating cash flow statement information

For the six months ended 30 June 2019, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Net cash (outflow)/inflow from operating activities	(212.3)	102.4	386.1	(402.6)	—	(126.4)
Investing activities
Acquisitions	—	—	—	(75.9)	—	(75.9)
Proceeds on disposal of investments and subsidiaries	—	—	—	136.7	—	136.7
Purchase of property, plant and equipment	—	(14.9)	—	(131.0)	—	(145.9)
Purchase of other intangible assets (including capitalised computer software)	—	—	—	(21.1)	—	(21.1)
Proceeds on disposal of property, plant and equipment	—	—	—	167.2	—	167.2
Net cash inflow/(outflow) from investing activities	—	(14.9)	—	75.9	—	61.0
Financing activities
Repayment of lease liabilities	—	(4.8)	—	(99.0)	—	(103.8)
Share option proceeds	0.2	—	—	—	—	0.2
Cash consideration for non-controlling interests	—	—	—	(9.1)	—	(9.1)
Share repurchases and buy-backs	—	—	—	—	—	—
Net (decrease)/increase in borrowings	—	—	(311.6)	177.0	—	(134.6)
Financing and share issue costs	—	—	—	(4.4)	—	(4.4)
Equity dividends paid	—	—	—	—	—	—
Dividends paid to non-controlling interests in subsidiary undertakings	—	—	—	(58.5)	—	(58.5)
Net cash (outflow)/inflow from financing activities	0.2	(4.8)	(311.6)	6.0	—	(310.2)
Net (decrease)/increase in cash and cash equivalents	(212.1)	82.7	74.5	(320.7)	—	(375.6)
Translation of cash and cash equivalents	4.6	7.2	(3.7)	3.6	—	11.7
Cash and cash equivalents at beginning of period	(1,174.1)	(1,970.1)	(48.0)	5,393.4	—	2,201.2
Cash and cash equivalents at end of period	(1,381.6)	(1,880.2)	22.8	5,076.3	—	1,837.3

For the six months ended 30 June 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Net cash inflow/(outflow) from operating activities	417.4	171.2	54.1	(569.8)	—	72.9
Investing activities
Acquisitions	—	—	—	(95.0)	—	(95.0)
Proceeds on disposal of investments and subsidiaries	—	—	—	469.0	—	469.0
Purchase of property, plant and equipment	—	(3.5)	—	(154.5)	—	(158.0)
Purchase of other intangible assets (including capitalised computer software)	—	—	—	(20.3)	—	(20.3)
Proceeds on disposal of property, plant and equipment	—	—	—	14.7	—	14.7
Net cash inflow/(outflow) from investing activities	—	(3.5)	—	213.9	—	210.4
Financing activities
Share option proceeds	0.7	—	—	—	—	0.7
Cash consideration for non-controlling interests	—	(0.3)	—	(79.5)	—	(79.8)
Share repurchases and buy-backs	(104.3)	—	—	(96.5)	—	(200.8)
Net increase/(decrease) in borrowings	—	—	(20.8)	87.8	—	67.0
Financing and share issue costs	—	—	—	(3.1)	—	(3.1)
Equity dividends paid	—	—	—	—	—	—
Dividends paid to non-controlling interests in subsidiary undertakings	—	—	—	(65.8)	—	(65.8)
Net cash outflow from financing activities	(103.6)	(0.3)	(20.8)	(157.1)	—	(281.8)
Net increase/(decrease) in cash and cash equivalents	313.8	167.4	33.3	(513.0)	—	1.5
Translation of cash and cash equivalents	(0.5)	(21.9)	(1.3)	(54.4)	—	(78.1)
Cash and cash equivalents at beginning of period	(2,627.7)	(1,636.8)	(27.4)	6,290.1	—	1,998.2
Cash and cash equivalents at end of period	(2,314.4)	(1,491.3)	4.6	5,722.7	—	1,921.6

For the year ended 31 December 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Net cash inflow/(outflow) from operating activities	2,308.8	(271.1)	42.9	(386.8)	—	1,693.8
Investing activities
Acquisitions	—	—	—	(298.8)	—	(298.8)
Proceeds on disposal of investments and subsidiaries	—	—	—	849.0	—	849.0
Purchases of property, plant and equipment	—	(10.4)	—	(304.4)	—	(314.8)
Purchases of other intangible assets (including capitalised computer software)	—	—	—	(60.4)	—	(60.4)
Proceeds on disposal of property, plant and equipment	—	—	—	9.5	—	9.5
Net cash inflow/(outflow) from investing activities	—	(10.4)	—	194.9	—	184.5
Financing activities
Share option proceeds	1.2	—	—	—	—	1.2
Cash consideration for non-controlling interests	—	(0.3)	—	(109.6)	—	(109.9)
Share repurchases and buy-backs	(104.3)	—	—	(102.8)	—	(207.1)
Net decrease in borrowings	—	—	(58.1)	(382.5)	—	(440.6)
Financing and share issue costs	—	—	—	(3.8)	—	(3.8)
Equity dividends paid	(747.4)	—	—	—	—	(747.4)
Dividends paid to non-controlling interests in subsidiary undertakings	—	—	—	(106.2)	—	(106.2)
Net cash outflow from financing activities	(850.5)	(0.3)	(58.1)	(704.9)	—	(1,613.8)
Net increase/(decrease) in cash and cash equivalents	1,458.3	(281.8)	(15.2)	(896.8)	—	264.5
Translation of cash and cash equivalents	(4.7)	(51.5)	(5.4)	0.1	—	(61.5)
Cash and cash equivalents at beginning of year	(2,627.7)	(1,636.8)	(27.4)	6,290.1	—	1,998.2
Cash and cash equivalents at end of year	(1,174.1)	(1,970.1)	(48.0)	5,393.4	—	2,201.2

Condensed Consolidating Balance Sheet Information

Condensed consolidating balance sheet information

At 30 June 2019, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Non-current assets
Intangible assets:
Goodwill	—	—	—	13,252.1	—	13,252.1
Other	—	—	—	1,786.2	—	1,786.2
Property, plant and equipment	—	38.4	—	946.0	—	984.4
Right-of-use assets	—	68.0	—	1,757.2	—	1,825.2
Investment in subsidiaries	15,789.5	30,039.7	—	—	(45,829.2)	—
Interests in associates and joint ventures	—	—	—	739.6	—	739.6
Other investments	—	—	—	574.7	—	574.7
Deferred tax assets	—	—	—	155.4	—	155.4
Trade and other receivables	—	—	—	182.7	—	182.7
Intercompany receivables	—	204.6	1,830.2	7,660.0	(9,694.8)	—
	15,789.5	30,350.7	1,830.2	27,053.9	(55,524.0)	19,500.3
Current assets
Corporate income tax recoverable	—	—	—	248.1	—	248.1
Trade and other receivables	0.4	522.6	0.3	12,646.9	—	13,170.2
Intercompany receivables	1,712.6	1,690.5	22.2	8,651.5	(12,076.8)	—
Cash and short-term deposits	17.0	277.5	123.5	5,412.2	(3,657.0)	2,173.2
	1,730.0	2,490.6	146.0	26,958.7	(15,733.8)	15,591.5
Current liabilities
Trade and other payables	(3.1)	(65.8)	(18.5)	(14,278.3)	—	(14,365.7)
Intercompany payables	(5,318.6)	(6,676.7)	(2.2)	(79.3)	12,076.8	—
Corporate income tax payable	—	—	—	(493.9)	—	(493.9)
Bank overdrafts, bonds and bank loans	(1,398.6)	(2,157.7)	(100.7)	(1,134.8)	3,657.0	(1,134.8)
Short-term lease liabilities	—	(2.5)	—	(385.9)	—	(388.4)
	(6,720.3)	(8,902.7)	(121.4)	(16,372.2)	15,733.8	(16,382.8)
Net current (liabilities)/assets	(4,990.3)	(6,412.1)	24.6	10,586.5	—	(791.3)
Total assets less current liabilities	10,799.2	23,938.6	1,854.8	37,640.4	(55,524.0)	18,709.0

Non-current liabilities
Bonds and bank loans	—	—	(1,852.0)	(3,457.4)	—	(5,309.4)
Trade and other payables	—	—	—	(567.7)	—	(567.7)
Intercompany payables	(1,167.5)	(8,076.6)	—	(450.7)	9,694.8	—
Deferred tax liabilities	—	—	—	(397.7)	—	(397.7)
Provisions for post-employment benefits	—	—	—	(184.9)	—	(184.9)
Provisions for liabilities and charges	—	(1.1)	—	(254.7)	—	(255.8)
Long-term lease liabilities	—	(71.4)	—	(1,885.9)	—	(1,957.3)
	(1,167.5)	(8,149.1)	(1,852.0)	(7,199.0)	9,694.8	(8,672.8)
Net assets	9,631.7	15,789.5	2.8	30,441.4	(45,829.2)	10,036.2

Attributable to:
Equity shareholders’ funds	9,631.7	15,789.5	2.8	30,036.9	(45,829.2)	9,631.7
Non-controlling interests	—	—	—	404.5	—	404.5
Total equity	9,631.7	15,789.5	2.8	30,441.4	(45,829.2)	10,036.2

At 30 June 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Non-current assets
Intangible assets:
Goodwill	—	—	—	12,950.5	—	12,950.5
Other	—	—	—	1,936.7	—	1,936.7
Property, plant and equipment	—	19.5	—	1,011.3	—	1,030.8
Investment in subsidiaries	14,849.7	28,294.2	—	—	(43,143.9)	—
Interests in associates and joint ventures	—	—	—	881.1	—	881.1
Other investments	—	—	—	949.3	—	949.3
Deferred tax assets	—	—	—	169.9	—	169.9
Trade and other receivables	—	—	—	170.4	—	170.4
Intercompany receivables	—	202.4	2,108.8	7,653.0	(9,964.2)	—
	14,849.7	28,516.1	2,108.8	25,722.2	(53,108.1)	18,088.7
Current assets
Corporate income tax recoverable	—	—	—	207.0	—	207.0
Trade and other receivables	1.1	512.2	0.1	12,220.7	—	12,734.1
Intercompany receivables	1,682.0	1,695.3	38.4	6,129.8	(9,545.5)	—
Cash and short-term deposits	—	574.2	52.1	6,022.1	(4,427.4)	2,221.0
	1,683.1	2,781.7	90.6	24,579.6	(13,972.9)	15,162.1
Current liabilities
Trade and other payables	(5.4)	(50.9)	(20.2)	(13,940.1)	—	(14,016.6)
Intercompany payables	(3,269.3)	(6,171.7)	—	(104.5)	9,545.5	—
Corporate income tax payable	—	—	—	(506.1)	—	(506.1)
Bank overdrafts, bonds and bank loans	(2,314.4)	(2,065.5)	(47.5)	(319.5)	4,427.4	(319.5)
	(5,589.1)	(8,288.1)	(67.7)	(14,870.2)	13,972.9	(14,842.2)
Net current assets/(liabilities)	(3,906.0)	(5,506.4)	22.9	9,709.4	—	319.9
Total assets less current liabilities	10,943.7	23,009.7	2,131.7	35,431.6	(53,108.1)	18,408.6

Non-current liabilities
Bonds and bank loans	—	—	(2,119.6)	(4,413.8)	—	(6,533.4)
Trade and other payables	—	—	(11.9)	(925.9)	—	(937.8)
Intercompany payables	(1,365.2)	(8,160.0)	—	(439.0)	9,964.2	—
Deferred tax liabilities	—	—	—	(499.4)	—	(499.4)
Provisions for post-employment benefits	—	—	—	(208.2)	—	(208.2)
Provisions for liabilities and charges	—	—	—	(236.3)	—	(236.3)
	(1,365.2)	(8,160.0)	(2,131.5)	(6,722.6)	9,964.2	(8,415.1)
Net assets	9,578.5	14,849.7	0.2	28,709.0	(43,143.9)	9,993.5

Attributable to:
Equity shareholders’ funds	9,578.5	14,849.7	0.2	28,294.0	(43,143.9)	9,578.5
Non-controlling interests	—	—	—	415.0	—	415.0
Total equity	9,578.5	14,849.7	0.2	28,709.0	(43,143.9)	9,993.5

For the year ended 31 December 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Non-current assets
Intangible assets:
Goodwill	—	—	—	13,202.8	—	13,202.8
Other	—	—	—	1,842.0	—	1,842.0
Property, plant and equipment	—	26.1	—	1,056.9	—	1,083.0
Investment in subsidiaries	15,463.9	29,497.8	—	—	(44,961.7)	—
Interests in associates and joint ventures	—	—	—	796.8	—	796.8
Other investments	—	—	—	666.7	—	666.7
Deferred tax assets	—	—	—	153.0	—	153.0
Trade and other receivables	—	—	—	180.0	—	180.0
Intercompany receivables	—	205.4	2,182.9	7,657.7	(10,046.0)	—
	15,463.9	29,729.3	2,182.9	25,555.9	(55,007.7)	17,924.3
Current assets
Corporate income tax recoverable	—	—	—	198.7	—	198.7
Trade and other receivables	0.6	497.9	0.1	12,602.9	—	13,101.5
Intercompany receivables	1,675.6	1,720.6	55.2	8,129.9	(11,581.3)	—
Cash and short-term deposits	—	21.1	41.4	5,835.4	(3,254.7)	2,643.2
	1,676.2	2,239.6	96.7	26,766.9	(14,836.0)	15,943.4
Current liabilities
Trade and other payables	(3.7)	(57.5)	(21.6)	(14,955.6)	—	(15,038.4)
Intercompany payables	(5,190.3)	(6,250.5)	(0.9)	(139.6)	11,581.3	—
Corporate income tax payable	—	—	—	(545.9)	—	(545.9)
Bank overdrafts, bonds and bank loans	(1,174.1)	(1,991.2)	(89.4)	(1,025.1)	3,254.7	(1,025.1)
	(6,368.1)	(8,299.2)	(111.9)	(16,666.2)	14,836.0	(16,609.4)
Net current (liabilities)/assets	(4,691.9)	(6,059.6)	(15.2)	10,100.7	—	(666.0)
Total assets less current liabilities	10,772.0	23,669.7	2,167.7	35,656.6	(55,007.7)	17,258.3

Non-current liabilities
Bonds and bank loans	—	—	(2,151.8)	(3,483.0)	—	(5,634.8)
Trade and other payables	—	—	(5.5)	(835.9)	—	(841.4)
Intercompany payables	(1,389.8)	(8,205.8)	—	(450.4)	10,046.0	—
Deferred tax liabilities	—	—	—	(479.5)	—	(479.5)
Provision for post-employment benefits	—	—	—	(184.3)	—	(184.3)
Provisions for liabilities and charges	—	—	—	(311.7)	—	(311.7)
	(1,389.8)	(8,205.8)	(2,157.3)	(5,744.8)	10,046.0	(7,451.7)
Net assets	9,382.2	15,463.9	10.4	29,911.8	(44,961.7)	9,806.6

Attributable to:
Equity shareholders’ funds	9,382.2	15,463.9	10.4	29,487.4	(44,961.7)	9,382.2
Non-controlling interests	—	—	—	424.4	—	424.4
Total equity	9,382.2	15,463.9	10.4	29,911.8	(44,961.7)	9,806.6

Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member]
Statement [LineItems]
Condensed Consolidating Income Statement Information

Condensed consolidating income statement information

For the six months ended 30 June 2019, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Revenue	—	—	—	7,616.0	—	7,616.0
Costs of services	—	—	—	(6,390.2)	—	(6,390.2)
Gross profit	—	—	—	1,225.8	—	1,225.8
General and administrative costs	(8.2)	(79.6)	—	(465.0)	—	(552.8)
Operating profit/(loss)	(8.2)	(79.6)	—	760.8	—	673.0
Share of results of subsidiaries	388.9	597.4	—	—	(986.3)	—
Share of results of associates	—	—	—	8.0	—	8.0
Profit before interest and taxation	380.7	517.8	—	768.8	(986.3)	681.0
Finance and investment income	—	11.8	49.8	167.2	(185.2)	43.6
Finance costs	(68.3)	(139.3)	(57.3)	(109.5)	185.2	(189.2)
Revaluation of financial instruments	—	—	0.2	(57.4)	—	(57.2)
Profit/(loss) before taxation	312.4	390.3	(7.3)	769.1	(986.3)	478.2
Taxation	—	(1.4)	—	(127.4)	—	(128.8)
Profit/(loss) for the period	312.4	388.9	(7.3)	641.7	(986.3)	349.4

Attributable to:
Equity holders of the parent	312.4	388.9	(7.3)	604.7	(986.3)	312.4
Non-controlling interests	—	—	—	37.0	—	37.0
	312.4	388.9	(7.3)	641.7	(986.3)	349.4

For the six months ended 30 June 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Revenue	—	—	—	7,492.7	—	7,492.7
Costs of services	—	—	—	(6,218.7)	—	(6,218.7)
Gross profit	—	—	—	1,274.0	—	1,274.0
General and administrative costs	5.9	(128.7)	—	(309.3)	—	(432.1)
Operating profit/(loss)	5.9	(128.7)	—	964.7	—	841.9
Share of results of subsidiaries	724.6	957.6	—	—	(1,682.2)	—
Share of results of associates	—	—	—	9.4	—	9.4
Profit before interest and taxation	730.5	828.9	—	974.1	(1,682.2)	851.3
Finance and investment income	—	12.5	50.8	138.5	(153.5)	48.3
Finance costs	(58.4)	(116.2)	(48.9)	(64.2)	153.5	(134.2)
Revaluation of financial instruments	0.3	—	(13.6)	94.4	—	81.1
Profit/(loss) before taxation	672.4	725.2	(11.7)	1,142.8	(1,682.2)	846.5
Taxation	—	(0.6)	—	(140.4)	—	(141.0)
Profit/(loss) for the period	672.4	724.6	(11.7)	1,002.4	(1,682.2)	705.5

Attributable to:
Equity holders of the parent	672.4	724.6	(11.7)	969.3	(1,682.2)	672.4
Non-controlling interests	—	—	—	33.1	—	33.1
	672.4	724.6	(11.7)	1,002.4	(1,682.2)	705.5

For the year ended 31 December 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Revenue	—	—	—	15,602.4	—	15,602.4
Costs of services	—	—	—	(12,663.5)	—	(12,663.5)
Gross profit	—	—	—	2,938.9	—	2,938.9
General and administrative costs	10.8	(305.8)	—	(1,212.5)	—	(1,507.5)
Operating profit/(loss)	10.8	(305.8)	—	1,726.4	—	1,431.4
Share of results of subsidiaries	1,179.2	1,710.2	—	—	(2,889.4)	—
Share of results of associates	—	—	—	43.5	—	43.5
Profit before interest and taxation	1,190.0	1,404.4	—	1,769.9	(2,889.4)	1,474.9
Finance and investment income	—	27.8	102.3	300.6	(325.9)	104.8
Finance costs	(127.1)	(248.9)	(103.1)	(136.1)	325.9	(289.3)
Revaluation of financial instruments	—	—	(1.1)	174.0	—	172.9
Profit/(loss) before taxation	1,062.9	1,183.3	(1.9)	2,108.4	(2,889.4)	1,463.3
Taxation	—	(4.1)	—	(319.8)	—	(323.9)
Profit/(loss) for the year	1,062.9	1,179.2	(1.9)	1,788.6	(2,889.4)	1,139.4

Attributable to:
Equity holders of the parent	1,062.9	1,179.2	(1.9)	1,712.1	(2,889.4)	1,062.9
Non-controlling interests	—	—	—	76.5	—	76.5
	1,062.9	1,179.2	(1.9)	1,788.6	(2,889.4)	1,139.4

Condensed Consolidating Statement of Comprehensive Income

Condensed consolidating statement of comprehensive income

For the six months ended 30 June 2019, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Profit/(loss) for the period	312.4	388.9	(7.3)	641.7	(986.3)	349.4
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	84.0	84.0	(0.1)	87.2	(168.0)	87.1
	84.0	84.0	(0.1)	87.2	(168.0)	87.1
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans	—	—	—	—	—	—
Deferred tax on defined benefit pension plans	—	—	—	—	—	—
Movements on equity investments held at fair value through other comprehensive income	(75.7)	(75.7)	—	(75.7)	151.4	(75.7)
	(75.7)	(75.7)	—	(75.7)	151.4	(75.7)
Other comprehensive income/(loss) for the period	8.3	8.3	(0.1)	11.5	(16.6)	11.4
Total comprehensive income/(loss) for the period	320.7	397.2	(7.4)	653.2	(1,002.9)	360.8

Attributable to:
Equity holders of the parent	320.7	397.2	(7.4)	613.1	(1,002.9)	320.7
Non-controlling interests	—	—	—	40.1	—	40.1
	320.7	397.2	(7.4)	653.2	(1,002.9)	360.8

For the six months ended 30 June 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Profit/(loss) for the period	672.4	724.6	(11.7)	1,002.4	(1,682.2)	705.5
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(178.1)	(178.1)	0.4	(177.1)	356.2	(176.7)
	(178.1)	(178.1)	0.4	(177.1)	356.2	(176.7)
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans	—	—	—	—	—	—
Deferred tax on defined benefit pension plans	—	—	—	—	—	—
Movements on equity investments held at fair value through other comprehensive income	(140.5)	(140.5)	—	(140.5)	281.0	(140.5)
	(140.5)	(140.5)	—	(140.5)	281.0	(140.5)
Other comprehensive (loss)/income for the period	(318.6)	(318.6)	0.4	(317.6)	637.2	(317.2)
Total comprehensive income/(loss) for the period	353.8	406.0	(11.3)	684.8	(1,045.0)	388.3

Attributable to:
Equity holders of the parent	353.8	406.0	(11.3)	650.3	(1,045.0)	353.8
Non-controlling interests	—	—	—	34.5	—	34.5
	353.8	406.0	(11.3)	684.8	(1,045.0)	388.3

For the year ended 31 December 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Profit/(loss) for the year	1,062.9	1,179.2	(1.9)	1,788.6	(2,889.4)	1,139.4
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	69.9	69.9	0.6	78.3	(139.8)	78.9
	69.9	69.9	0.6	78.3	(139.8)	78.9
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain on defined benefit pension plans	8.9	8.9	—	8.9	(17.8)	8.9
Deferred tax on defined benefit pension plans	(0.7)	(0.7)	—	(0.7)	1.4	(0.7)
Movements on equity investments held at fair value through other comprehensive income	(247.9)	(247.9)	—	(247.9)	495.8	(247.9)
	(239.7)	(239.7)	—	(239.7)	479.4	(239.7)
Other comprehensive (loss)/income for the year	(169.8)	(169.8)	0.6	(161.4)	339.6	(160.8)
Total comprehensive income/(loss) for the year	893.1	1,009.4	(1.3)	1,627.2	(2,549.8)	978.6

Attributable to:
Equity holders of the parent	893.1	1,009.4	(1.3)	1,541.7	(2,549.8)	893.1
Non-controlling interests	—	—	—	85.5	—	85.5
	893.1	1,009.4	(1.3)	1,627.2	(2,549.8)	978.6

Condensed Consolidating Cash Flow Statement Information

Condensed consolidating cash flow statement information

For the six months ended 30 June 2019, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Net cash (outflow)/inflow from operating activities	(212.3)	102.4	386.1	(402.6)	—	(126.4)
Investing activities
Acquisitions	—	—	—	(75.9)	—	(75.9)
Proceeds on disposal of investments and subsidiaries	—	—	—	136.7	—	136.7
Purchase of property, plant and equipment	—	(14.9)	—	(131.0)	—	(145.9)
Purchase of other intangible assets (including capitalised computer software)	—	—	—	(21.1)	—	(21.1)
Proceeds on disposal of property, plant and equipment	—	—	—	167.2	—	167.2
Net cash inflow/(outflow) from investing activities	—	(14.9)	—	75.9	—	61.0
Financing activities
Repayment of lease liabilities	—	(4.8)	—	(99.0)	—	(103.8)
Share option proceeds	0.2	—	—	—	—	0.2
Cash consideration for non-controlling interests	—	—	—	(9.1)	—	(9.1)
Share repurchases and buy-backs	—	—	—	—	—	—
Net (decrease)/increase in borrowings	—	—	(311.6)	177.0	—	(134.6)
Financing and share issue costs	—	—	—	(4.4)	—	(4.4)
Equity dividends paid	—	—	—	—	—	—
Dividends paid to non-controlling interests in subsidiary undertakings	—	—	—	(58.5)	—	(58.5)
Net cash (outflow)/inflow from financing activities	0.2	(4.8)	(311.6)	6.0	—	(310.2)
Net (decrease)/increase in cash and cash equivalents	(212.1)	82.7	74.5	(320.7)	—	(375.6)
Translation of cash and cash equivalents	4.6	7.2	(3.7)	3.6	—	11.7
Cash and cash equivalents at beginning of period	(1,174.1)	(1,973.9)	(48.0)	5,397.2	—	2,201.2
Cash and cash equivalents at end of period	(1,381.6)	(1,884.0)	22.8	5,080.1	—	1,837.3

For the six months ended 30 June 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Net cash inflow/(outflow) from operating activities	417.4	171.2	54.1	(569.8)	—	72.9
Investing activities
Acquisitions	—	—	—	(95.0)	—	(95.0)
Proceeds on disposal of investments and subsidiaries	—	—	—	469.0	—	469.0
Purchase of property, plant and equipment	—	(3.5)	—	(154.5)	—	(158.0)
Purchase of other intangible assets (including capitalised computer software)	—	—	—	(20.3)	—	(20.3)
Proceeds on disposal of property, plant and equipment	—	—	—	14.7	—	14.7
Net cash inflow/(outflow) from investing activities	—	(3.5)	—	213.9	—	210.4
Financing activities
Share option proceeds	0.7	—	—	—	—	0.7
Cash consideration for non-controlling interests	—	(0.3)	—	(79.5)	—	(79.8)
Share repurchases and buy-backs	(104.3)	—	—	(96.5)	—	(200.8)
Net increase/(decrease) in borrowings	—	—	(20.8)	87.8	—	67.0
Financing and share issue costs	—	—	—	(3.1)	—	(3.1)
Equity dividends paid	—	—	—	—	—	—
Dividends paid to non-controlling interests in subsidiary undertakings	—	—	—	(65.8)	—	(65.8)
Net cash outflow from financing activities	(103.6)	(0.3)	(20.8)	(157.1)	—	(281.8)
Net increase/(decrease) in cash and cash equivalents	313.8	167.4	33.3	(513.0)	—	1.5
Translation of cash and cash equivalents	(0.5)	(21.9)	(1.3)	(54.4)	—	(78.1)
Cash and cash equivalents at beginning of period	(2,627.7)	(1,640.6)	(27.4)	6,293.9	—	1,998.2
Cash and cash equivalents at end of period	(2,314.4)	(1,495.1)	4.6	5,726.5	—	1,921.6

For the year ended 31 December 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Net cash inflow/(outflow) from operating activities	2,308.8	(271.1)	42.9	(386.8)	—	1,693.8
Investing activities
Acquisitions	—	—	—	(298.8)	—	(298.8)
Proceeds on disposal of investments and subsidiaries	—	—	—	849.0	—	849.0
Purchases of property, plant and equipment	—	(10.4)	—	(304.4)	—	(314.8)
Purchases of other intangible assets (including capitalised computer software)	—	—	—	(60.4)	—	(60.4)
Proceeds on disposal of property, plant and equipment	—	—	—	9.5	—	9.5
Net cash inflow/(outflow) from investing activities	—	(10.4)	—	194.9	—	184.5
Financing activities
Share option proceeds	1.2	—	—	—	—	1.2
Cash consideration for non-controlling interests	—	(0.3)	—	(109.6)	—	(109.9)
Share repurchases and buy-backs	(104.3)	—	—	(102.8)	—	(207.1)
Net decrease in borrowings	—	—	(58.1)	(382.5)	—	(440.6)
Financing and share issue costs	—	—	—	(3.8)	—	(3.8)
Equity dividends paid	(747.4)	—	—	—	—	(747.4)
Dividends paid to non-controlling interests in subsidiary undertakings	—	—	—	(106.2)	—	(106.2)
Net cash outflow from financing activities	(850.5)	(0.3)	(58.1)	(704.9)	—	(1,613.8)
Net increase/(decrease) in cash and cash equivalents	1,458.3	(281.8)	(15.2)	(896.8)	—	264.5
Translation of cash and cash equivalents	(4.7)	(51.5)	(5.4)	0.1	—	(61.5)
Cash and cash equivalents at beginning of year	(2,627.7)	(1,640.6)	(27.4)	6,293.9	—	1,998.2
Cash and cash equivalents at end of year	(1,174.1)	(1,973.9)	(48.0)	5,397.2	—	2,201.2

Condensed Consolidating Balance Sheet Information

Condensed consolidating balance sheet information

At 30 June 2019, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Non-current assets
Intangible assets:
Goodwill	—	—	—	13,252.1	—	13,252.1
Other	—	—	—	1,786.2	—	1,786.2
Property, plant and equipment	—	38.4	—	946.0	—	984.4
Right-of-use assets	—	68.0	—	1,757.2	—	1,825.2
Investment in subsidiaries	15,789.5	29,871.0	—	—	(45,660.5)	—
Interests in associates and joint ventures	—	—	—	739.6	—	739.6
Other investments	—	—	—	574.7	—	574.7
Deferred tax assets	—	—	—	155.4	—	155.4
Trade and other receivables	—	—	—	182.7	—	182.7
Intercompany receivables	—	204.6	1,830.2	7,660.0	(9,694.8)	—
	15,789.5	30,182.0	1,830.2	27,053.9	(55,355.3)	19,500.3
Current assets
Corporate income tax recoverable	—	—	—	248.1	—	248.1
Trade and other receivables	0.4	522.6	0.3	12,646.9	—	13,170.2
Intercompany receivables	1,712.6	1,690.5	22.2	8,652.1	(12,077.4)	—
Cash and short-term deposits	17.0	273.7	123.5	5,416.0	(3,657.0)	2,173.2
	1,730.0	2,486.8	146.0	26,963.1	(15,734.4)	15,591.5
Current liabilities
Trade and other payables	(3.1)	(65.7)	(18.5)	(14,278.4)	—	(14,365.7)
Intercompany payables	(5,318.6)	(6,504.3)	(2.2)	(252.3)	12,077.4	—
Corporate income tax payable	—	—	—	(493.9)	—	(493.9)
Bank overdrafts, bonds and bank loans	(1,398.6)	(2,157.7)	(100.7)	(1,134.8)	3,657.0	(1,134.8)
Short-term lease liabilities	—	(2.5)	—	(385.9)	—	(388.4)
	(6,720.3)	(8,730.2)	(121.4)	(16,545.3)	15,734.4	(16,382.8)
Net current (liabilities)/assets	(4,990.3)	(6,243.4)	24.6	10,417.8	—	(791.3)
Total assets less current liabilities	10,799.2	23,938.6	1,854.8	37,471.7	(55,355.3)	18,709.0

Non-current liabilities
Bonds and bank loans	—	—	(1,852.0)	(3,457.4)	—	(5,309.4)
Trade and other payables	—	—	—	(567.7)	—	(567.7)
Intercompany payables	(1,167.5)	(8,076.6)	—	(450.7)	9,694.8	—
Deferred tax liabilities	—	—	—	(397.7)	—	(397.7)
Provisions for post-employment benefits	—	—	—	(184.9)	—	(184.9)
Provisions for liabilities and charges	—	(1.1)	—	(254.7)	—	(255.8)
Long-term lease liabilities	—	(71.4)	—	(1,885.9)	—	(1,957.3)
	(1,167.5)	(8,149.1)	(1,852.0)	(7,199.0)	9,694.8	(8,672.8)
Net assets	9,631.7	15,789.5	2.8	30,272.7	(45,660.5)	10,036.2

Attributable to:
Equity shareholders’ funds	9,631.7	15,789.5	2.8	29,868.2	(45,660.5)	9,631.7
Non-controlling interests	—	—	—	404.5	—	404.5
Total equity	9,631.7	15,789.5	2.8	30,272.7	(45,660.5)	10,036.2

At 30 June 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Non-current assets
Intangible assets:
Goodwill	—	—	—	12,950.5	—	12,950.5
Other	—	—	—	1,936.7	—	1,936.7
Property, plant and equipment	—	19.5	—	1,011.3	—	1,030.8
Investment in subsidiaries	14,849.7	28,125.6	—	—	(42,975.3)	—
Interests in associates and joint ventures	—	—	—	881.1	—	881.1
Other investments	—	—	—	949.3	—	949.3
Deferred tax assets	—	—	—	169.9	—	169.9
Trade and other receivables	—	—	—	170.4	—	170.4
Intercompany receivables	—	202.4	2,108.8	7,653.0	(9,964.2)	—
	14,849.7	28,347.5	2,108.8	25,722.2	(52,939.5)	18,088.7
Current assets
Corporate income tax recoverable	—	—	—	207.0	—	207.0
Trade and other receivables	1.1	512.2	0.1	12,220.7	—	12,734.1
Intercompany receivables	1,682.0	1,695.3	38.4	6,129.7	(9,545.4)	—
Cash and short-term deposits	—	570.4	52.1	6,025.9	(4,427.4)	2,221.0
	1,683.1	2,777.9	90.6	24,583.3	(13,972.8)	15,162.1
Current liabilities
Trade and other payables	(5.4)	(50.9)	(20.2)	(13,940.1)	—	(14,016.6)
Intercompany payables	(3,269.3)	(5,999.3)	—	(276.8)	9,545.4	—
Corporate income tax payable	—	—	—	(506.1)	—	(506.1)
Bank overdrafts, bonds and bank loans	(2,314.4)	(2,065.5)	(47.5)	(319.5)	4,427.4	(319.5)
	(5,589.1)	(8,115.7)	(67.7)	(15,042.5)	13,972.8	(14,842.2)
Net current assets/(liabilities)	(3,906.0)	(5,337.8)	22.9	9,540.8	—	319.9
Total assets less current liabilities	10,943.7	23,009.7	2,131.7	35,263.0	(52,939.5)	18,408.6

Non-current liabilities
Bonds and bank loans	—	—	(2,119.6)	(4,413.8)	—	(6,533.4)
Trade and other payables	—	—	(11.9)	(925.9)	—	(937.8)
Intercompany payables	(1,365.2)	(8,160.0)	—	(439.0)	9,964.2	—
Deferred tax liabilities	—	—	—	(499.4)	—	(499.4)
Provisions for post-employment benefits	—	—	—	(208.2)	—	(208.2)
Provisions for liabilities and charges	—	—	—	(236.3)	—	(236.3)
	(1,365.2)	(8,160.0)	(2,131.5)	(6,722.6)	9,964.2	(8,415.1)
Net assets	9,578.5	14,849.7	0.2	28,540.4	(42,975.3)	9,993.5

Attributable to:
Equity shareholders’ funds	9,578.5	14,849.7	0.2	28,125.4	(42,975.3)	9,578.5
Non-controlling interests	—	—	—	415.0	—	415.0
Total equity	9,578.5	14,849.7	0.2	28,540.4	(42,975.3)	9,993.5

At 31 December 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Non-current assets
Intangible assets:
Goodwill	—	—	—	13,202.8	—	13,202.8
Other	—	—	—	1,842.0	—	1,842.0
Property, plant and equipment	—	26.1	—	1,056.9	—	1,083.0
Investment in subsidiaries	15,463.9	29,329.2	—	—	(44,793.1)	—
Interests in associates and joint ventures	—	—	—	796.8	—	796.8
Other investments	—	—	—	666.7	—	666.7
Deferred tax assets	—	—	—	153.0	—	153.0
Trade and other receivables	—	—	—	180.0	—	180.0
Intercompany receivables	—	205.4	2,182.9	7,657.7	(10,046.0)	—
	15,463.9	29,560.7	2,182.9	25,555.9	(54,839.1)	17,924.3
Current assets
Corporate income tax recoverable	—	—	—	198.7	—	198.7
Trade and other receivables	0.6	497.9	0.1	12,602.9	—	13,101.5
Intercompany receivables	1,675.6	1,720.6	55.2	8,130.6	(11,582.0)	—
Cash and short-term deposits	—	17.3	41.4	5,839.2	(3,254.7)	2,643.2
	1,676.2	2,235.8	96.7	26,771.4	(14,836.7)	15,943.4
Current liabilities
Trade and other payables	(3.7)	(57.5)	(21.6)	(14,955.6)	—	(15,038.4)
Intercompany payables	(5,190.3)	(6,078.1)	(0.9)	(312.7)	11,582.0	—
Corporate income tax payable	—	—	—	(545.9)	—	(545.9)
Bank overdrafts, bonds and bank loans	(1,174.1)	(1,991.2)	(89.4)	(1,025.1)	3,254.7	(1,025.1)
	(6,368.1)	(8,126.8)	(111.9)	(16,839.3)	14,836.7	(16,609.4)
Net current (liabilities)/assets	(4,691.9)	(5,891.0)	(15.2)	9,932.1	—	(666.0)
Total assets less current liabilities	10,772.0	23,669.7	2,167.7	35,488.0	(54,839.1)	17,258.3

Non-current liabilities
Bonds and bank loans	—	—	(2,151.8)	(3,483.0)	—	(5,634.8)
Trade and other payables	—	—	(5.5)	(835.9)	—	(841.4)
Intercompany payables	(1,389.8)	(8,205.8)	—	(450.4)	10,046.0	—
Deferred tax liabilities	—	—	—	(479.5)	—	(479.5)
Provision for post-employment benefits	—	—	—	(184.3)	—	(184.3)
Provisions for liabilities and charges	—	—	—	(311.7)	—	(311.7)
	(1,389.8)	(8,205.8)	(2,157.3)	(5,744.8)	10,046.0	(7,451.7)
Net assets	9,382.2	15,463.9	10.4	29,743.2	(44,793.1)	9,806.6

Attributable to:
Equity shareholders’ funds	9,382.2	15,463.9	10.4	29,318.8	(44,793.1)	9,382.2
Non-controlling interests	—	—	—	424.4	—	424.4
Total equity	9,382.2	15,463.9	10.4	29,743.2	(44,793.1)	9,806.6